Related Party Transactions (Details) - Schedule of net outstanding balances with related parties - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Advances to Suppliers [Member] | Taizhou Huadi Industrial Ltd. [Member]
Receivables from related parties:
Receivables from related parties	$ 5,550,504	$ 5,342,512
Accounts Receivable [Member] | Taizhou Huadi Industrial Ltd. [Member]
Receivables from related parties:
Receivables from related parties	1,438,303	1,880,762
Accounts Receivable [Member] | Taizhou Huadi Material Technology Co. [Member]
Receivables from related parties:
Receivables from related parties	2,543,394
Other Receivables [Member] | Huashang Micro Finance Co. [Member]
Receivables from related parties:
Receivables from related parties		1,030,989
Due to Related Parties [Member] | Di Wang [Member]
Liabilities to related parties:
Liabilities to related parties	(155,198)	(147,284)
Due to Related Parties [Member] | Jueqin Wang [Member]
Liabilities to related parties:
Liabilities to related parties	(359,716)	(341,374)
Due to Related Parties [Member] | Huizhi Wang [Member]
Liabilities to related parties:
Liabilities to related parties
Due to Related Parties [Member] | Juelin Wang [Member]
Liabilities to related parties:
Liabilities to related parties
Due to Related Parties [Member] | Yiyu Wang [Member]
Liabilities to related parties:
Liabilities to related parties		(919,053)
Due to Related Parties [Member] | Bing Zhang [Member]
Liabilities to related parties:
Liabilities to related parties